Equipment on Operating Leases - Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 1,531,178	¥ 1,752,449
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	737,110	824,769
Between 1 and 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	458,830	574,536
Between 2 and 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	220,722	240,437
Between 3 and 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	78,727	84,911
Between 4 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	25,641	27,796
Later than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 10,148